UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Australia - 6.8%
Aristocrat Leisure	388,477		8,883,516
BHP Billiton	340,843		8,553,488
Macquarie Group	149,080		13,641,891
South32	1,664,539		4,446,950
Woodside Petroleum	246,038		6,456,572
Woolworths Group	371,419		8,388,991
			50,371,408
Austria - 2.1%
Erste Group Bank	143,877	[a]	6,006,706
OMV	163,256		9,259,899
			15,266,605
Belgium - 2.1%
bpost	173,193		2,736,510
UCB	163,006		12,818,750
			15,555,260
Finland - .9%
UPM-Kymmene	193,867		6,932,311
France - 10.5%
Atos	50,303		6,870,101
BNP Paribas	228,730		14,207,645
Cie Generale des Etablissements
Michelin	70,848		8,629,406
Edenred	240,407		7,597,031
Klepierre	246,082		9,267,840
Orange	749,047		12,548,118
Renault	59,693		5,076,948
Thales	29,342		3,781,212
Vinci	102,406		9,849,422
			77,827,723
Germany - 6.9%
Allianz	45,503		9,406,571
Bayer	104,463		11,509,949
Deutsche Post	178,517		5,830,973
Evonik Industries	244,330		8,368,697
Fresenius & Co.	149,589		12,018,689
Hapag-Lloyd	104,117	[a,b]	3,708,433
			50,843,312
Hong Kong - 3.0%
AIA Group	1,498,600		13,103,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Hong Kong - 3.0% (continued)
Sun Hung Kai Properties	593,000		8,949,118
			22,052,508
Italy - 4.0%
Enel	2,291,716		12,731,012
Leonardo	544,166		5,379,955
Moncler	70,500		3,210,870
UniCredit	508,955		8,496,947
			29,818,784
Japan - 23.5%
Alps Electric	198,300		5,097,429
Chubu Electric Power	397,000		5,955,986
Denso	189,100		9,243,636
Harmonic Drive Systems	99,700		4,223,393
Hitachi	2,036,000		14,373,279
ITOCHU	305,700		5,542,996
KDDI	252,100		6,901,640
Mitsubishi Electric	569,800		7,588,584
Nintendo	21,300		6,964,368
Panasonic	450,000		6,070,316
Recruit Holdings	194,400		5,383,466
Seven & i Holdings	237,200		10,350,117
Shionogi & Co.	169,300		8,702,401
Shiseido	109,300		8,685,557
Showa Denko	212,100		9,425,389
Sony	313,300		16,027,920
Sumitomo Mitsui Financial Group	434,800		16,910,525
Suzuki Motor	211,900		11,709,382
Taiyo Yuden	158,000		4,416,836
THK	143,200		4,106,580
Zeon	515,000		6,093,574
			173,773,374
Macau - 1.7%
Sands China	2,346,000		12,543,935
Netherlands - 6.9%
ABN AMRO Group	181,241	[b]	4,702,941
Heineken	114,888		11,540,991
Koninklijke Philips	195,471		8,314,782
NN Group	259,998		10,578,331
Royal Dutch Shell, Cl. B	452,611		16,208,625
			51,345,670
Norway - 1.5%
Aker	213,239		7,875,680
Telenor	161,196		3,308,295
			11,183,975

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Portugal - 1.5%
Galp Energia	560,535		10,692,786
Singapore - 1.3%
United Overseas Bank	492,600		9,674,845
Spain - 3.5%
ACS Actividades de Construccion y
Servicios	210,236		8,519,332
Amadeus IT Group	69,741		5,505,590
Banco Santander	2,201,736		11,806,906
			25,831,828
Sweden - 1.4%
Alfa Laval	221,714		5,262,667
Swedbank, Cl. A	241,232		5,165,746
			10,428,413
Switzerland - 7.3%
Adecco Group	84,294		5,001,631
Ferguson	68,084		5,525,973
Julius Baer Group	193,310	[a]	11,376,458
Lonza Group	43,958	[a]	11,696,388
Novartis	182,277		13,856,218
STMicroelectronics	293,280		6,545,037
			54,001,705
United Kingdom - 12.8%
Anglo American	272,897		6,103,915
BAE Systems	956,068		8,161,125
Cineworld Group	1,466,628		5,140,902
Diageo	484,687		17,411,682
Fiat Chrysler Automobiles	459,655	[a]	8,767,858
Legal & General Group	2,930,084		10,286,152
Prudential	483,008		11,056,556
SSE	782,444		13,992,129
Unilever	251,434		13,910,301
			94,830,620
United States - 1.2%
iShares MSCI EAFE ETF	137,270		9,192,972
Total Common Stocks (cost $679,955,966)			732,168,034
	Number of
	Rights
Rights - .0%
Germany - .0%
Bayer
(cost $1)	1		1

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,068,760)	1.83	4,068,760 [c]	4,068,760
Total Investments (cost $684,024,727)		99.4%	736,236,795
Cash and Receivables (Net)		.6%	4,215,979
Net Assets		100.0%	740,452,774

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $8,411,374 or 1.14% of net assets.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks	722,975,062	-	-	722,975,062
Exchange-Traded
Funds	9,192,972	-	-	9,192,972
Registered Investment
Company	4,068,760	-	-	4,068,760
Rights	1	-	-	1

†	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2018, accumulated net unrealized appreciation on investments was $52,212,068, consisting of $78,093,024 gross unrealized appreciation and $25,880,956 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)